Gross Revenue - Disaggregation of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 67,279	$ 73,321	$ 66,927
Cannabis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	51,188	73,321	66,927
Cannabis | Provincial Boards
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	41,338	55,315	13,386
Cannabis | Medical
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	8	32	24
Cannabis | Licensed Producers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	9,842	$ 17,974	$ 53,517
Retail revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	16,091
Retail revenue [Member] | Retail [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	10,207
Retail revenue [Member] | Franchise [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	4,251
Retail revenue [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 1,633